Offerings	Apr. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate voting shares without par value
Amount Registered | shares	4,057,273
Proposed Maximum Offering Price per Unit	0.63
Maximum Aggregate Offering Price	$ 2,556,081.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 352.99
Offering Note	(a) Represents the registrant's subordinate voting shares without par value (the "Shares") reserved for issuance under future awards that may be granted pursuant to the Alaska Silver Corp. Long-Term Incentive Plan (the "Plan"). (b) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Shares as may be issuable under the Plan as a result of stock splits, stock dividends or similar transactions. (c) The Proposed Maximum Offering Price Per Unit has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act based upon the average of the high and low prices of the Shares as reported on the OTCQX on April 6, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate voting shares without par value
Amount Registered | shares	4,416,500
Proposed Maximum Offering Price per Unit	0.95
Maximum Aggregate Offering Price	$ 4,195,675.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 579.42
Offering Note	(a) Represents Shares issuable upon the exercise of outstanding stock options granted by the registrant pursuant to the Plan as of the date of this registration statement. (b) Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement shall also cover any additional Shares as may be issuable under the Plan as a result of stock splits, stock dividends or similar transactions. (c) The Proposed Maximum Offering Price Per Unit has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act based upon the weighted-average exercise price for certain outstanding stock options.